N-2	Nov. 17, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0002020407
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	HARBOURVEST PRIVATE INVESTMENTS FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Class A Shares	Class D Share s	Class I Shares
Maximum Sales Load (as a percentage of purchase amount) (1)	3.50%	—%	—%
Maximum Early Repurchase Fee (as a percentage of repurchased amount) (2)	2.00%	2.00%	2.00%

(1)
Investors Class A Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. No upfront sales load will be paid with respect to Class D Shares or Class I Shares, however, if you buy Class D Shares through certain financial intermedia rie
s, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.50% cap on NAV for Class D Shares and a 3.50% cap on NAV for Class A Shares. Financial intermediaries will not charge such fees on Class I Shares. Please consult your financial intermediary for additional information.

(2)
A 2.00% Early Repurchase Fee payable to the Fund may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year
anniversary of a Shareholder’s purchase of the Shares (on a “first in—fir st
out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Estimated Annual Operating Expenses (as a percentage of net assets attributable to Shares)	Class A Shares	Class D Shares	Class I Shares
Management Fee (3)(7)	1.25%	1.25%	1.25%
Incentive Fee (4)	—%	—%	—%
Interest Payments on Borrowed Funds (5)	0.21%	0.21%	0.21%
Other Expenses (6)	1.73%	1.73%	1.73%
Distribution and Servicing Fee	0.75%	0.25%	—%
Acquired Fund Fees and Expenses (7)	0.10%	0.10%	0.10%
Total Annual Expenses	4.04%	3.54%	3.29%
Fee Waiver and/or Expense Reimbursement (8)	(2.23)%	(2.23)%	(2.23)%
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	1.81%	1.31%	1.06%
(3)
The Fund pays the Adviser a quarterly Management Fee at an annual rate of 1.25% based on Fund’s NAV, calculated and accrued monthly as of the last day of each month. For purposes of determining the Management Fee payable to the Adviser, the Fund’s NAV will be calculated prior to the reduction for any fees and expenses of the Fund for that month, including, without limitation, the Management Fee and Incentive Fee and/or any distributions by the Fund. In addition, the Adviser has contractually agreed to reduce its Management Fee to an annual rate of 0.00% through December 31, 2026 (the “Management Fee Waiver Agreement”). Unless otherwise extended by agreement between the Fund and the Adviser, the Management Fee payable by the Fund as of January 1, 2027 will be at the annual rate of 1.25%. The Adviser may not terminate the Management Fee Waiver Agreement during its term. The reduction of the Management Fee under the Management Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation Agreement, described below.

(4)
At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 12.50% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee and Loss Recovery Account, the term “net profits” shall mean the amount by which (i) the sum of (A) the NAV of the Fund as of the end of such quarter, (B) the aggregate NAV of all Shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions accrued and/or paid in respect of the Fund during such quarter exceeds (ii) the sum of (X) the NAV of the Fund as of the beginning of such quarter and (Y) the aggregate NAV of Shares issued by the Fund during such quarter. Incentive Fees are accrued monthly and paid quarterly. For purposes of calculating Incentive Fees, such incentive fee accruals are not deducted from NAV. Because the Incentive Fee is speculative, no Incentive Fee is presented for the initial year of operations. See “Management and Incentive Fees.”

(5)	These expenses represent estimated interest payments the Fund incurred in connection with a credit facility for the fiscal year ending March 31, 2026.
(6)
The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.

(7)
The Acquired Fund Fees and Expenses include the fees and expenses of the Direct Investments and Portfolio Funds in which the Fund invests. Some or all of the Direct Investments and Portfolio Funds in which the Fund invests generally charge asset-based management fees. The managers of some or all of the Direct Investments and Portfolio Funds may also receive performance-based compensation if the Direct Investments and Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Direct Investments and Portfolio Funds, which effectively will reduce the investment returns of the Direct Investments and Portfolio Funds. The Acquired Fund Fees and Expenses reflects operating expenses of the Direct Investments or Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Direct Investments or Portfolio Funds) and does not reflect any performance-based compensation or carried interest or allocations paid by the Direct Investments or Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind.
As such, performance-based compensation or carried interest allocations for a particular period may be unrelated to the cost of investing in the Direct Investments or Portfolio Funds. Some of the Direct Investments will not charge any asset-based management fees or performance-based compensation. For those Direct Investments and Portfolio Funds in which the Fund invests that do charge these types of fees or compensation, they generally charge a management fee of 1.00% to 2.00%, and they generally charge 20% of net profits as a carried interest allocation, subject to a clawback. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the types of Direct Investments and Portfolio Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.

(8)
Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Management Fee, Incentive Fee, any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, Shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.75% per annum (excluding Excluded Expenses) of the Fund’s NAV calculated as of the last day of each month for each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within thirty-six
months after the month in which the Adviser waived the fee or reimbursed the expense. The Expense Limitation Agreement will have a term ending December 31, 2026. The Adviser may not terminate the Expense Limitation Agreement during its term.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example 1

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class A Shares investment, based on the imposition of the 3.50% sales load, assuming a 5% annual return:	$53	$134	$217	$431
You would pay the following expenses on a $1,000 Class D Shares investment, assuming a 5% annual return:	$13	$88	$165	$366
You would pay the following expenses on a $1,000 Class I Shares investment, assuming a 5% annual return:	$11	$80	$152	$343

Purpose of Fee Table , Note [Text Block]	The purpose of the table above and the examples below is to assist prospective investors in understanding the various costs and expenses Shareholders bear.
Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Other Expenses, Note [Text Block]	The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays the Adviser a quarterly Management Fee at an annual rate of 1.25% based on Fund’s NAV, calculated and accrued monthly as of the last day of each month. For purposes of determining the Management Fee payable to the Adviser, the Fund’s NAV will be calculated prior to the reduction for any fees and expenses of the Fund for that month, including, without limitation, the Management Fee and Incentive Fee and/or any distributions by the Fund. In addition, the Adviser has contractually agreed to reduce its Management Fee to an annual rate of 0.00% through December 31, 2026 (the “Management Fee Waiver Agreement”). Unless otherwise extended by agreement between the Fund and the Adviser, the Management Fee payable by the Fund as of January 1, 2027 will be at the annual rate of 1.25%. The Adviser may not terminate the Management Fee Waiver Agreement during its term. The reduction of the Management Fee under the Management Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation Agreement, described below.
Acquired Fund Fees and Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses include the fees and expenses of the Direct Investments and Portfolio Funds in which the Fund invests. Some or all of the Direct Investments and Portfolio Funds in which the Fund invests generally charge asset-based management fees. The managers of some or all of the Direct Investments and Portfolio Funds may also receive performance-based compensation if the Direct Investments and Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Direct Investments and Portfolio Funds, which effectively will reduce the investment returns of the Direct Investments and Portfolio Funds. The Acquired Fund Fees and Expenses reflects operating expenses of the Direct Investments or Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Direct Investments or Portfolio Funds) and does not reflect any performance-based compensation or carried interest or allocations paid by the Direct Investments or Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind.
	As such, performance-based compensation or carried interest allocations for a particular period may be unrelated to the cost of investing in the Direct Investments or Portfolio Funds. Some of the Direct Investments will not charge any asset-based management fees or performance-based compensation. For those Direct Investments and Portfolio Funds in which the Fund invests that do charge these types of fees or compensation, they generally charge a management fee of 1.00% to 2.00%, and they generally charge 20% of net profits as a carried interest allocation, subject to a clawback. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the types of Direct Investments and Portfolio Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.21%	[5]
Distribution/Servicing Fees [Percent]	0.75%
Incentive Fees [Percent]	0.00%	[6]
Acquired Fund Fees and Expenses [Percent]	0.10%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.73%	[7]
Total Annual Expenses [Percent]	4.04%
Waivers and Reimbursements of Fees [Percent]	(2.23%)	[8]
Net Expense over Assets [Percent]	1.81%
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.21%	[5]
Distribution/Servicing Fees [Percent]	0.25%
Incentive Fees [Percent]	0.00%	[6]
Acquired Fund Fees and Expenses [Percent]	0.10%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.73%	[7]
Total Annual Expenses [Percent]	3.54%
Waivers and Reimbursements of Fees [Percent]	(2.23%)	[8]
Net Expense over Assets [Percent]	1.31%
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.21%	[5]
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	0.00%	[6]
Acquired Fund Fees and Expenses [Percent]	0.10%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.73%	[7]
Total Annual Expenses [Percent]	3.29%
Waivers and Reimbursements of Fees [Percent]	(2.23%)	[8]
Net Expense over Assets [Percent]	1.06%
Expenses on a 1000 Class A Shares investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 53
Expense Example, Years 1 to 3	134
Expense Example, Years 1 to 5	217
Expense Example, Years 1 to 10	431
Expenses on a 1000 Class D Shares investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	13
Expense Example, Years 1 to 3	88
Expense Example, Years 1 to 5	165
Expense Example, Years 1 to 10	366
Expenses on a 1000 Class I Shares investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	11
Expense Example, Years 1 to 3	80
Expense Example, Years 1 to 5	152
Expense Example, Years 1 to 10	$ 343
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Shares

[1]	Investors Class A Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. No upfront sales load will be paid with respect to Class D Shares or Class I Shares, however, if you buy Class D Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.50% cap on NAV for Class D Shares and a 3.50% cap on NAV for Class A Shares. Financial intermediaries will not charge such fees on Class I Shares. Please consult your financial intermediary for additional information.
[2]	A 2.00% Early Repurchase Fee payable to the Fund may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in—first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.
[3]	The Acquired Fund Fees and Expenses include the fees and expenses of the Direct Investments and Portfolio Funds in which the Fund invests. Some or all of the Direct Investments and Portfolio Funds in which the Fund invests generally charge asset-based management fees. The managers of some or all of the Direct Investments and Portfolio Funds may also receive performance-based compensation if the Direct Investments and Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Direct Investments and Portfolio Funds, which effectively will reduce the investment returns of the Direct Investments and Portfolio Funds. The Acquired Fund Fees and Expenses reflects operating expenses of the Direct Investments or Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Direct Investments or Portfolio Funds) and does not reflect any performance-based compensation or carried interest or allocations paid by the Direct Investments or Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, performance-based compensation or carried interest allocations for a particular period may be unrelated to the cost of investing in the Direct Investments or Portfolio Funds. Some of the Direct Investments will not charge any asset-based management fees or performance-based compensation. For those Direct Investments and Portfolio Funds in which the Fund invests that do charge these types of fees or compensation, they generally charge a management fee of 1.00% to 2.00%, and they generally charge 20% of net profits as a carried interest allocation, subject to a clawback. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the types of Direct Investments and Portfolio Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.
[4]	The Fund pays the Adviser a quarterly Management Fee at an annual rate of 1.25% based on Fund’s NAV, calculated and accrued monthly as of the last day of each month. For purposes of determining the Management Fee payable to the Adviser, the Fund’s NAV will be calculated prior to the reduction for any fees and expenses of the Fund for that month, including, without limitation, the Management Fee and Incentive Fee and/or any distributions by the Fund. In addition, the Adviser has contractually agreed to reduce its Management Fee to an annual rate of 0.00% through December 31, 2026 (the “Management Fee Waiver Agreement”). Unless otherwise extended by agreement between the Fund and the Adviser, the Management Fee payable by the Fund as of January 1, 2027 will be at the annual rate of 1.25%. The Adviser may not terminate the Management Fee Waiver Agreement during its term. The reduction of the Management Fee under the Management Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation Agreement, described below.
[5]	These expenses represent estimated interest payments the Fund incurred in connection with a credit facility for the fiscal year ending March 31, 2026.
[6]	At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 12.50% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee and Loss Recovery Account, the term “net profits” shall mean the amount by which (i) the sum of (A) the NAV of the Fund as of the end of such quarter, (B) the aggregate NAV of all Shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions accrued and/or paid in respect of the Fund during such quarter exceeds (ii) the sum of (X) the NAV of the Fund as of the beginning of such quarter and (Y) the aggregate NAV of Shares issued by the Fund during such quarter. Incentive Fees are accrued monthly and paid quarterly. For purposes of calculating Incentive Fees, such incentive fee accruals are not deducted from NAV. Because the Incentive Fee is speculative, no Incentive Fee is presented for the initial year of operations. See “Management and Incentive Fees.”
[7]	The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
[8]	Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Management Fee, Incentive Fee, any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, Shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.75% per annum (excluding Excluded Expenses) of the Fund’s NAV calculated as of the last day of each month for each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within thirty-six months after the month in which the Adviser waived the fee or reimbursed the expense. The Expense Limitation Agreement will have a term ending December 31, 2026. The Adviser may not terminate the Expense Limitation Agreement during its term.